UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078
______________________________________________

Master Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2008

Item 1. Reports to Stockholders.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Annual Report
April 30, 2008

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government agency obligations—14.67%

Federal Farm Credit Bank
2.280%, due 05/01/08(1)	$94,500,000	$94,494,796

Federal Home Loan Bank
2.360%, due 05/01/08(1)	90,000,000	90,000,000

2.945%, due 05/18/08(1),(2)	220,000,000	220,000,000

2.860%, due 05/19/08(1)	173,000,000	173,000,000

2.826%, due 05/27/08(1),(2)	350,000,000	350,000,000

4.500%, due 11/05/08(2)	107,000,000	107,000,000

2.560%, due 02/13/09(2)	130,000,000	130,617,591

2.630%, due 02/27/09(2)	120,000,000	120,000,000

2.390%, due 04/29/09	100,000,000	100,000,000

Federal Home Loan Mortgage Corp.
2.536%, due 06/30/08(1)	60,000,000	59,984,053

3.625%, due 09/15/08(2)	157,610,000	157,278,320

4.300%, due 12/26/08(2)	77,000,000	77,000,000

Federal National Mortgage Association
2.450%, due 05/01/08(1)	200,000,000	200,000,000

2.747%, due 07/25/08(1),(2)	167,500,000	167,440,912

Total US government agency obligations (cost—$2,046,815,672)		2,046,815,672

Bank notes—1.62%

Banking-US—1.62%
US Bank N.A.
2.700%, due 09/15/08	100,000,000	100,000,000

Wachovia Bank N.A. (Charlotte)
2.910%, due 07/04/08(1)	125,000,000	125,000,000

Total bank notes (cost—$225,000,000)		225,000,000

Time deposit—2.34%

Banking-non-US—2.34%
KBC Bank NV, Cayman Islands
2.625%, due 05/01/08 (cost—$327,000,000)	327,000,000	327,000,000

Certificates of deposit—14.30%

Banking-non-US—9.67%
Abbey National Treasury Services PLC
2.638%, due 07/02/08(1)	90,000,000	90,055,677

Bank of Montreal
3.100%, due 07/31/08	75,000,000	75,011,734

2.950%, due 08/19/08	122,500,000	122,500,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Scotland PLC
5.400%, due 06/11/08	$90,000,000	$90,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.670%, due 05/19/08	100,000,000	100,000,000

Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000

Deutsche Bank AG
2.809%, due 06/23/08(1)	125,000,000	125,000,000

Dexia Bank
2.510%, due 06/20/08	140,000,000	140,000,000

Fortis Bank NV-SA
2.760%, due 07/03/08	150,000,000	150,000,000

Natixis
5.240%, due 05/02/08	34,000,000	34,001,904

3.030%, due 06/09/08	94,000,000	94,000,000

Royal Bank of Scotland
3.100%, due 05/06/08	60,000,000	60,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000

		1,348,569,315

Banking-US—4.63%
American Express, Federal Savings Bank
2.830%, due 06/03/08	117,000,000	117,000,000

Citibank N.A.
2.490%, due 06/19/08	100,000,000	100,000,000

Harris N.A.
3.000%, due 08/06/08	42,000,000	42,024,319

PNC Bank N.A.
3.190%, due 07/25/08	157,800,000	157,800,000

State Street Bank & Trust Co.
3.000%, due 05/28/08	139,000,000	139,000,000

2.680%, due 10/01/08	90,000,000	90,000,000

		645,824,319

Total certificates of deposit (cost—$1,994,393,634)		1,994,393,634

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—41.31%

Asset backed-banking—1.39%
Atlantis One Funding
3.080%, due 05/14/08	$95,000,000	$94,894,339

2.850%, due 06/02/08	100,000,000	99,746,667

		194,641,006

Asset backed-miscellaneous—22.75%
Amsterdam Funding Corp.
2.810%, due 05/14/08	100,000,000	99,898,528

2.800%, due 05/15/08	100,000,000	99,891,111

Atlantic Asset Securitization LLC
2.760%, due 05/12/08	100,000,000	99,915,667

2.800%, due 05/15/08	150,000,000	149,836,667

Barton Capital LLC
2.800%, due 05/02/08	48,357,000	48,353,239

2.650%, due 05/07/08	125,000,000	124,944,792

2.900%, due 06/17/08	100,000,000	99,621,389

Bryant Park Funding LLC
2.880%, due 05/28/08	100,244,000	100,027,473

Chariot Funding LLC
2.880%, due 05/21/08	200,000,000	199,680,000

Falcon Asset Securitization Corp.
3.150%, due 05/02/08	37,942,000	37,938,680

2.850%, due 05/27/08	50,000,000	49,897,083

2.850%, due 05/28/08	175,000,000	174,625,938

Jupiter Securitization Co. LLC
2.880%, due 05/20/08	175,000,000	174,734,000

2.800%, due 06/02/08	100,000,000	99,751,111

Kitty Hawk Funding Corp.
2.600%, due 05/12/08	66,325,000	66,272,308

Old Line Funding Corp.
3.150%, due 05/15/08	135,000,000	134,834,625

2.900%, due 06/20/08	138,989,000	138,429,183

Ranger Funding Co. LLC
2.900%, due 05/16/08	50,000,000	49,939,583

2.600%, due 06/13/08	88,852,000	88,576,065

Regency Markets No.1 LLC
2.850%, due 05/13/08	100,000,000	99,905,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—(continued)

Asset backed-miscellaneous—(concluded)
2.880%, due 05/13/08	$96,990,000	$96,896,890

2.850%, due 05/15/08	115,000,000	114,872,542

Sheffield Receivables Corp.
2.900%, due 05/28/08	85,000,000	84,815,125

2.900%, due 05/29/08	55,000,000	54,875,944

Thunderbay Funding
2.920%, due 05/01/08	41,615,000	41,615,000

2.740%, due 07/09/08	156,950,000	156,125,751

Variable Funding Capital Corp.
2.700%, due 06/05/08	150,000,000	149,606,250

2.850%, due 06/25/08	100,000,000	99,564,583

Windmill Funding Corp.
2.750%, due 05/08/08	100,000,000	99,946,528

2.910%, due 06/05/08	138,000,000	137,609,575

		3,173,000,630

Banking-US—13.43%
ABN-AMRO N.A. Finance, Inc.
3.000%, due 05/13/08	200,000,000	199,800,000

Barclays US Funding Corp.
2.960%, due 07/21/08	125,000,000	124,167,500

BNP Paribas Finance
3.007%, due 05/20/08	75,000,000	74,880,973

Calyon N.A., Inc.
2.702%, due 06/10/08	50,000,000	49,849,722

2.705%, due 06/10/08	150,000,000	149,549,167

Danske Corp.
2.840%, due 05/22/08	145,000,000	144,759,783

2.760%, due 06/02/08	90,000,000	89,779,200

Dexia Delaware LLC
2.730%, due 07/14/08	75,000,000	74,579,125

ING (US) Funding LLC
2.640%, due 06/10/08	115,000,000	114,662,667

2.960%, due 10/27/08	45,000,000	44,337,700

Natexis Banques Populaires US Finance Co. LLC
3.045%, due 05/22/08	94,250,000	94,082,588

Nordea N.A., Inc.
2.750%, due 07/11/08	140,000,000	139,240,694

2.820%, due 07/23/08	100,875,000	100,219,144

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—(concluded)

Banking-US—(concluded)
San Paolo IMI US Financial Co.
2.700%, due 05/13/08	$150,000,000	$149,865,000

Societe Generale N.A., Inc.
2.895%, due 05/14/08	75,000,000	74,921,594

4.000%, due 07/09/08	125,000,000	124,041,667

Stadshypotek Del, Inc.
3.060%, due 05/05/08	125,000,000	124,957,500

		1,873,694,024

Finance-noncaptive diversified—3.74%
General Electric Capital Corp.
4.750%, due 06/26/08	100,000,000	99,261,111

4.390%, due 08/21/08	200,000,000	197,268,444

International Lease Finance Corp.
2.970%, due 05/22/08	100,000,000	99,826,750

3.000%, due 05/28/08	125,000,000	124,718,750

		521,075,055

Total commercial paper (cost—$5,762,410,715)		5,762,410,715

US master note—2.22%

Brokerage—2.22%
Banc of America Securities LLC(1),(4)
2.563%, due 05/01/08 (cost—$310,000,000)	310,000,000	310,000,000

Funding agreements—1.08%

Insurance-life—1.08%
Metropolitan Life Insurance Co. of CT(1),(5)
2.779%, due 05/02/08	75,000,000	75,000,000

Metropolitan Life Insurance Co. of NY(1),(5)
2.779%, due 05/02/08	75,000,000	75,000,000

Total funding agreements (cost—$150,000,000)		150,000,000

Short-term corporate obligations—13.56%

Asset backed-securities—0.64%
K2 (USA) LLC
5.346%, due 06/02/08(6)	63,000,000	62,999,788

2.522%, due 06/20/08(1),(6)	26,000,000	25,999,809

		88,999,597

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(continued)

Automobile OEM—0.72%
American Honda Finance Corp.
2.964%, due 06/18/08(1),(6)	$100,000,000	$100,106,784

Banking-non-US—9.46%
ANZ National International Ltd.
3.210%, due 06/10/08(1),(6)	122,000,000	122,000,000

Bank of Ireland
2.810%, due 05/20/08(1),(6)	85,000,000	85,000,000

Bank of Scotland PLC
2.779%, due 05/01/08(1),(6)	85,000,000	85,000,000

BNP Paribas
3.132%, due 05/07/08(1)	112,000,000	112,000,000

4.032%, due 05/13/08(1)	60,000,000	60,000,000

Commonwealth Bank of Australia
2.915%, due 05/27/08(1),(6)	81,000,000	81,000,000

HSBC Bank USA
3.218%, due 07/14/08(1)	100,000,000	100,000,000

La Caja de Ahorros y Pensiones de Barcelona
2.920%, due 07/23/08(1),(6)	100,000,000	100,000,000

National Australia Bank Ltd.
2.706%, due 05/15/08(1),(6)	77,000,000	77,000,000

3.306%, due 06/06/08(1),(6)	90,000,000	90,000,000

Rabobank Nederland
2.900%, due 08/11/08(1),(6)	75,000,000	75,000,000

Totta Ireland PLC
2.751%, due 05/07/08(1),(6)	88,000,000	88,000,000

Westpac Banking Corp.
2.731%, due 05/06/08(1),(6)	100,000,000	100,000,000

2.700%, due 04/09/09(6)	145,000,000	145,000,000

		1,320,000,000

Banking-US—0.72%
The Bank of New York Mellon Corp.
2.688%, due 05/12/08(1),(6)	100,000,000	100,000,000

Finance-captive automotive—2.02%
Toyota Motor Credit Corp.
2.270%, due 05/01/08(1)	87,250,000	87,250,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—(concluded)

2.570%, due 05/01/08(1)	$95,000,000	$95,000,000

2.698%, due 07/07/08(1)	100,000,000	100,001,574

		282,251,574

Total short-term corporate obligations (cost—$1,891,357,955)		1,891,357,955

Repurchase agreements—8.62%

Repurchase agreement dated 04/30/08 with
Barclays Bank PLC, 1.950% due 05/01/08,
collateralized by $201,720,000 Federal Home Loan Bank
obligations, 3.625% to 6.000% due 05/29/13 to 06/29/22,
$100,000,000 Federal Home Loan Mortgage Corp.
obligations, 4.290% due 02/13/13 and $150,000,000
Federal National Mortgage Association obligations,
4.000% due 03/11/13; (value—$459,002,728);
proceeds: $450,024,375	450,000,000	450,000,000

Repurchase agreement dated 04/30/08 with
Deutsche Bank Securities, Inc., 1.970% due 05/01/08,
collateralized by $258,380,000 Federal Home Loan Bank
obligations, zero coupon to 5.500% due 07/15/08 to
02/06/23, $191,535,000 Federal Home Loan Mortgage
Corp. obligations, zero coupon to 4.300% due 05/05/08 to
09/15/29, $294,816,000 Federal National Mortgage
Association obligations, zero coupon to 6.000% due
12/15/08 to 07/25/25 and $74,813,000 Resolution
Funding Corp. Interest Strips, zero coupon due
07/15/15 to 04/15/30; (value—$765,000,067);
proceeds: $750,041,042	750,000,000	750,000,000

Repurchase agreement dated 04/30/08 with State Street
Bank & Trust Co.,1.380% due 05/01/08,
collateralized by $1,378,855 US Treasury Bonds,
6.000% to 8.125% due 08/15/21 to 02/15/26;
(value—$1,703,739); proceeds: $1,669,064	1,669,000	1,669,000

Total repurchase agreements (cost—$1,201,669,000)		1,201,669,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Number of
	shares	Value

Investments of cash collateral from securities loaned—9.06%

Money market funds(7)—9.06%
AIM Prime Portfolio,
2.501%	39	$39

BlackRock Provident Institutional TempFund,
2.834%	568,205,571	568,205,571

DWS Money Market Series,
2.881%	460,550,742	460,550,742

UBS Private Money Market Fund LLC,(8)
2.538%	234,656,346	234,656,346

Total money market funds and investments of cash
collateral from securities loaned (cost—$1,263,412,698)		1,263,412,698

Total investments (cost—$15,172,059,674 which approximates
cost for federal income tax purposes)—108.78%		15,172,059,674

Liabilities in excess of other assets—(8.78)%		(1,223,958,815)

Net assets—100.00%		$13,948,100,859

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2008, and reset periodically.
(2)	Security, or portion thereof, was on loan at April 30, 2008.
(3)	Interest rates shown are the discount rates at date of purchase.
(4)	The security detailed in the table below, which represents 2.22% of net assets, is considered liquid and restricted as of April 30, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Banc of America
Securities LLC,
2.563%, 05/01/08	04/30/08	$310,000,000	2.22%	$310,000,000	2.22%

Prime Master Fund

Statement of net assets—April 30, 2008

(5)	The security detailed in the table below, which represents 1.08% of net assets, is considered illiquid and restricted as of April 30, 2008.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Metropolitan Life
Insurance Co. of CT.,
2.779%, 05/02/08	04/01/08	$75,000,000.54%		$75,000,000.54%

Metropolitan Life
Insurance Co. of NY.,
2.779%, 05/02/08	04/01/08	$75,000,000.54%		$75,000,000.54%

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.59% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Rates shown reflect yield at April 30, 2008.
(8)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	period ended	period ended	Value at	period ended
description	08/28/07	04/30/08	04/30/08	04/30/08	04/30/08

UBS Private
Money Market
Fund LLC	$565,090	$2,664,820,787	$2,430,729,531	$234,656,346	$580,696

(9)	Acquisition dates represent most recent reset dates on variable rate securities.

OEM	Original Equipment Manufacturer

Prime Master Fund

Statement of net assets—April 30, 2008

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	78.9%

Belgium	4.1

United Kingdom	3.3

Australia	3.2

Japan	2.5

France	2.0

Canada	1.3

Spain	1.2

Sweden	0.8

Germany	0.8

New Zealand	0.8

Ireland	0.6

Netherlands	0.5

Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government obligations—25.22%

US Treasury Bills
2.221%, due 05/15/08(1),(2)	$110,000,000	$109,904,991

2.140%, due 05/22/08(1),(2)	150,000,000	149,812,750

3.516%, due 05/22/08(1),(2)	90,000,000	89,815,436

1.110%, due 05/29/08(1),(2)	250,000,000	249,784,167

2.160%, due 05/29/08(1),(2)	112,500,000	112,311,000

3.260%, due 05/29/08(1),(2)	70,000,000	69,822,511

3.293%, due 05/29/08(1),(2)	25,000,000	24,935,979

1.350%, due 06/05/08(1),(2)	100,000,000	99,868,750

3.262%, due 06/05/08(1),(2)	70,000,000	69,778,003

3.190%, due 06/12/08(1),(2)	85,000,000	84,683,658

2.030%, due 08/21/08(1),(2)	100,000,000	99,368,444

1.180%, due 08/28/08(1),(2)	185,000,000	184,278,397

1.490%, due 09/11/08(1)	100,000,000	99,449,528

1.586%, due 09/11/08(1)	100,000,000	99,414,061

1.370%, due 09/25/08(1)	150,000,000	149,160,875

Total US government obligations (cost—$1,692,388,550)		1,692,388,550

Repurchase agreements—74.78%

Repurchase agreement dated 04/30/08 with Banc of America Securities, 1.900% due 05/01/08, collateralized by $778,818,400 US Treasury Bonds, 4.500% to 8.875% due 11/15/16 to 02/15/36 and $108,506,000 US Treasury Notes, 4.875% due 02/15/12; (value—$1,122,000,050); proceeds: $1,100,058,056	1,100,000,000	1,100,000,000

Repurchase agreement dated 04/30/08 with Barclays Bank PLC, 1.920% due 05/01/08, collateralized by $146,228,000 US Treasury Bonds, 8.125% to 8.750% due 05/15/17 to 08/15/21, $596,283,900 US Treasury Inflation Index Notes, 2.000% to 3.875% due 01/15/09 to 01/15/17 and $154,306,000 US Treasury Notes, 4.000% to 4.500% due 08/31/09 to 02/28/11; (value—$1,122,000,011); proceeds: $1,100,058,667	1,100,000,000	1,100,000,000

Repurchase agreement dated 04/30/08 with Merrill Lynch & Co., 1.900% due 05/01/08, collateralized by $956,093,000 US Treasury Inflation Index Notes, 1.875% to 2.625% due 04/15/12 to 07/15/17; (value—$1,071,002,107); proceeds: $1,050,055,417	1,050,000,000	1,050,000,000

11

Treasury Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/08 with Morgan Stanley & Co.,1.880% due 05/01/08, collateralized by $302,223,100 US Treasury Bonds, 4.500% to 6.750% due 08/15/26 to 02/15/36 and $166,426,000 US Treasury Notes, 4.000% due 08/31/09; (value—$510,000,117); proceeds: $500,026,111	$500,000,000	$500,000,000

Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co.,1.380% due 05/01/08, collateralized by $117,314 US Treasury Bonds, 6.000% to 8.125% due 08/15/21 to 02/15/26; (value—$144,956); proceeds: $142,005	142,000	142,000

Repurchase agreement dated 04/30/08 with Deutsche Bank, 1.95% due 05/01/08, collateralized by $1,379,147,887 of various corporate securities, 3.155% to 10.75% due 4/15/09 to 6/15/49; (value—$1,329,329,061); proceeds: $1,269,068,738(3)	1,269,000,000	1,269,000,000

Total repurchase agreements (cost—$5,019,142,000)		5,019,142,000

Total investments (cost—$6,711,530,550 which approximates cost for federal income tax purposes)—100.00%		6,711,530,550

Liabilities in excess of other assets—(0.00)%		(146,593)

Net assets—100.00%		$6,711,383,957

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Security, or portion thereof, was on loan at April 30, 2008.
(3)	The Fund executed a Treasury repurchase agreement transaction; however, in error the counterparty delivered corporate securities as collateral. The Fund was later compensated by the counterparty for this error by a higher rate on the repurchase agreement consistent with corporate backed repurchase rates as of April 30, 2008.

Weighted average maturity—17 days

See accompanying notes to financial statements

12

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—74.19%

Alabama—0.39%
Alabama Special Care Facilities Financing Authority Mobile
Revenue (Morgan Stanley Floater Certificates, Series 2605),
2.430%, VRD(1),(2)	$5,400,000	$5,400,000

Jefferson County Sewer Revenue (Capital Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.750%, due 02/01/09	2,125,000	2,205,292

Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	2,565,000	2,679,558

		10,284,850

Alaska—0.12%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
2.600%, VRD	3,180,000	3,180,000

Arizona—0.62%
Phoenix Civic Improvement Corp. Excise Tax Revenue
(JP Morgan PUTTERs, Series 1218) (FGIC Insured),
2.930%, VRD(1),(2)	8,250,000	8,250,000

Phoenix Industrial Development Authority Multifamily Housing
Revenue Refunding (Paradise Lakes Apartment), Series A,
2.440%, VRD	8,000,000	8,000,000

		16,250,000

Arkansas—0.33%
Little Rock Sewer Revenue (Wachovia Bank
Merlots), Series D49 (FSA Insured),
2.820%, VRD(1),(2)	8,765,000	8,765,000

California—1.52%
California State Revenue Anticipation Notes,
4.000%, due 06/30/08	40,000,000	40,040,562

Colorado—0.75%
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-8,
2.650%, VRD	1,100,000	1,100,000

Series A-11,
2.650%, VRD	1,300,000	1,300,000

13

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Series C-6,
2.650%, VRD	$3,650,000	$3,650,000

Colorado Springs Revenue (Colorado College Project),
2.750%, VRD	5,700,000	5,700,000

Colorado Springs Utilities Revenue Refunding (Sub
Lien Improvement), Series A,
2.500%, VRD	8,125,000	8,125,000

		19,875,000

Connecticut—0.85%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University),
Series D,
2.400%, VRD	7,000,000	7,000,000

Series E,
2.700%, VRD	3,000,000	3,000,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
2.500%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
2.680%, VRD(1),(2)	10,975,000	10,975,000

		22,575,000

Delaware—0.27%
University of Delaware Revenue, Series B
2.750%, VRD	2,350,000	2,350,000

Wilmington Revenue (Salesianum School Project),
2.380%, VRD	4,900,000	4,900,000

		7,250,000

District of Columbia—0.40%
District of Columbia Revenue (Consortium Issue),
2.410%, VRD	800,000	800,000

District of Columbia Revenue (Pooled Loan Program), Series A,
2.450%, VRD	7,385,000	7,385,000

District of Columbia Revenue (Sidwell Friends School),
2.700%, VRD	2,500,000	2,500,000

		10,685,000

14

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—2.95%
Alachua County Health Facilities Authority Health Facilities
Revenue Installment (Shands Teaching Hospital), Series A,
2.580%, VRD	$600,000	$600,000

Brevard County Health Facilities Authority Health Care
Facilities Revenue Refunding (Health First, Inc. Project),
2.580%, VRD	1,000,000	1,000,000

Gainesville Utilities System Revenue, Series A,
2.620%, VRD	8,055,000	8,055,000

Jacksonville Health Facilities Authority Hospital
Revenue (Baptist Medical Center Project),
2.650%, VRD	800,000	800,000

Series B,
2.650%, VRD	13,900,000	13,900,000

JEA Electric System Revenue, Series Three-A,
2.600%, VRD	11,100,000	11,100,000

Nassau County Pollution Control Revenue (Rayonier Project),
2.550%, VRD	5,745,000	5,745,000

Orange County Industrial Development Authority Industrial
Development Revenue (Catholic Charities Center),
2.580%, VRD	2,600,000	2,600,000

Orlando Utilities Commission Water & Electric Revenue Refunding,
5.000%, VRD	5,000,000	5,033,817

Palm Beach County Industrial Development
Revenue (South Florida Blood Banks Project),
2.700%, VRD	4,700,000	4,700,000

Palm Beach County School Board Certificates of
Participation, Series B (FSA Insured),
2.350%, VRD	11,505,000	11,505,000

Pinellas County Educational Facilities Authority
Revenue Refunding (Barry University Project),
2.450%, VRD	5,000,000	5,000,000

Tampa Bay Water Utilities System Revenue (Morgan
Stanley Floater Certificates, Series 112) (FGIC Insured),
2.480%, VRD(1),(2)	5,745,000	5,745,000

Volusia County Health Facilities Authority Revenue
(Hospital-Scott & White Volusia Health), Series A,
2.390%, VRD	2,170,000	2,170,000

		77,953,817

15

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—3.65%
Atlanta Airport Revenue (JP Morgan PUTTERs,
Series 2642Z) (FSA Insured),
2.510%, VRD(1),(2)	$11,170,000	$11,170,000

Atlanta Development Authority Revenue (Botanical
Garden Improvements Project),
2.700%, VRD	10,000,000	10,000,000

De Kalb County Development Authority Revenue (Robert
W. Woodruff Arts Center),
2.400%, VRD	1,350,000	1,350,000

De Kalb County Hospital Authority Revenue
Anticipation Certificates (De Kalb Medical Center
Project), Series B (FSA Insured),
2.400%, VRD	5,695,000	5,695,000

De Kalb County Water & Sewer Revenue (Morgan
Stanley Floater Certificates, Series 1906) (FSA Insured),
2.480%, VRD(1),(2)	3,201,000	3,201,000

De Kalb Private Hospital Authority Revenue Anticipation
Certificates (Childrens Health), Series B,
2.690%, VRD	2,165,000	2,165,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.510%, VRD(1),(2)	10,370,000	10,370,000

Fulton County Development Authority Revenue
(Metro Atlanta YMCA Project),
2.700%, VRD	4,090,000	4,090,000

Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.400%, VRD	14,740,000	14,740,000

Series A,
2.650%, VRD	5,065,000	5,065,000

Series B,
2.700%, VRD	5,000,000	5,000,000

Fulton County Hospital Authority Revenue
Anticipation Certificates (Northside),
Series A,
2.400%, VRD	2,535,000	2,535,000

Series B,
2.650%, VRD	850,000	850,000

16

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Georgia State, Series H-2,
2.200%, VRD	$6,850,000	$6,850,000

Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,334,705

Gwinnett County Hospital Authority Revenue
Anticipation Certificates (Gwinnett Hospital
System Project), Series C (FSA Insured),
2.500%, VRD	2,075,000	2,075,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Central Georgia Health),
2.580%, VRD	730,000	730,000

Metropolitan Atlanta Rapid Transit Authority Sales
Tax Revenue, Series B,
2.650%, VRD	6,200,000	6,200,000

		96,420,705

Idaho—0.03%
Power County Pollution Control Revenue (FMC Corp. Project),
2.750%, VRD	895,000	895,000

Illinois—4.11%
Chicago Metropolitan Water Reclamation District-Greater
Chicago (Citigroup ROCS, Series RR-II-R-11283),
2.430%, VRD(1),(2)	3,000,000	3,000,000

Cook County (Capital Improvement), Series E,
2.350%, VRD	2,600,000	2,600,000

Cook County Community High School District No. 219
Niles Township (Morgan Stanley Floater
Certificates, Series 2243) (FSA Insured),
2.480%, VRD(1),(2)	6,520,000	6,520,000

Illinois Development Finance Authority Revenue
(Evanston Northwestern), Series C,
2.700%, VRD	125,000	125,000

Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project), Series A,
2.450%, VRD	2,300,000	2,300,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
2.600%, VRD	14,680,000	14,680,000

17

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3,
1.900%, VRD	$5,665,000	$5,665,000

Subseries C2A,
2.560%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Central DuPage), Series A,
2.650%, VRD	15,995,000	15,995,000

Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital), Series C,
2.650%, VRD	17,300,000	17,300,000

Illinois, Series B,
2.730%, VRD	9,800,000	9,800,000

Illinois State (Citigroup ROCS, Series-RR-II-R-11295),
2.430%, VRD(1),(2)	4,195,000	4,195,000

Illinois State Sales Tax Revenue (JP Morgan PUTTERs,
Series 445) (FGIC Insured),
2.930%, VRD(1),(2)	6,950,000	6,950,000

Illinois State Toll Highway Authority Toll Highway Revenue
Refunding (Senior Priority), Series A-2 (FSA Insured),
2.350%, VRD	7,000,000	7,000,000

		108,630,000

Indiana—5.00%
Indiana Finance Authority Environmental Revenue
Refunding (Ispat Inland, Inc.),
2.600%, VRD	11,800,000	11,800,000

Indiana State Finance Authority Revenue
(Lease Appropriation),
Series A-2,
2.850%, VRD	11,700,000	11,700,000

Series A-3,
2.850%, VRD	10,800,000	10,800,000

Series A-5,
2.300%, VRD	20,000,000	20,000,000

Indianapolis Industrial Gas Utility Revenue (Morgan
Stanley Floater Certificates, Series 2628-1),
2.480%, VRD(1)(2)	10,075,000	10,075,000

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.580%, VRD(1),(2)	5,315,000	5,315,000

18

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Indianapolis Local Public Improvement
Bond Bank (Limited Recourse Notes), Series F,
4.000%, due 01/12/09	$6,250,000	$6,285,949

Mount Vernon Industrial Pollution Control & Solid
Waste Disposal Revenue (General Electric Co. Project),
2.350%, VRD	400,000	400,000

Saint Joseph County Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
1.850%, VRD	18,000,000	18,000,000

2.100%, VRD	13,900,000	13,900,000

Saint Joseph County Industrial Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
1.850%, VRD	10,000,000	10,000,000

2.100%, VRD	13,725,000	13,725,000

		132,000,949

Iowa—0.47%
Hills Health Facilities Revenue (Mercy Hospital Project),
2.630%, VRD	12,400,000	12,400,000

Kansas—0.54%
Kansas Development Finance Authority Revenue (Morgan
Stanley Floater Certificates, Series 2268) (MBIA Insured),
2.480%, VRD(1),(2)	5,355,000	5,355,000

Kansas Development Finance Authority Revenue
(Sisters of Charity), Series C
2.650%, VRD	4,000,000	4,000,000

Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	5,000,000	5,007,506

		14,362,506

Kentucky—0.08%
Christian County Association of County’s
Leasing Trust Lease Program, Series A,
2.650%, VRD	2,025,000	2,025,000

Louisiana—0.19%
Saint Tammany Parish Development District
Revenue (Rooms To Go Saint Tammany),
2.700%, VRD	5,000,000	5,000,000

19

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—0.34%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs,
Series 1973) (AMBAC Insured),
2.680%, VRD(1),(2)	$3,000,000	$3,000,000

Maine Municipal Bond Bank Refunding, Series A,
5.000%, due 11/01/08	6,000,000	6,062,722

		9,062,722

Maryland—0.91%
Maryland Health & Higher Educational Facilities
Authority Revenue (Goucher College),
2.420%, VRD	5,900,000	5,900,000

Maryland Industrial Development Financing Authority
Economic Development Revenue (Calvert
School Inc. Facility),
2.700%, VRD	4,395,000	4,395,000

Maryland State & Local Facilities Loan, Second
Series (Depfa Floating Certificates, Series 3002),
2.500%, VRD(1),(2)	3,750,000	3,750,000

Montgomery County Revenue (Sidwell Friends School),
2.700%, VRD	10,000,000	10,000,000

		24,045,000

Massachusetts—4.52%
Massachusetts (Central Artery), Series B,
2.600%, VRD	800,000	800,000

Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
2.600%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College), Series H,
2.630%, VRD	10,000,000	10,000,000

Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts), Series A2,
2.320%, VRD	34,200,000	34,200,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems), Series D-1,
2.320%, VRD	31,300,000	31,300,000

Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University), Series G,
2.600%, VRD	5,500,000	5,500,000

20

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College), Series I,
2.700%, VRD	$3,000,000	$3,000,000

Massachusetts State (JP Morgan PUTTERs,
Series 449) (AMBAC-TCRs Insured),
2.680%, VRD(1),(2)	4,960,000	4,960,000

Massachusetts State Refunding, Series B,
2.330%, VRD	8,000,000	8,000,000

Massachusetts Water Pollution Abatement Trust,
Series B (Depfa Floating Certificates, Series 3001),
2.500%, VRD(1),(2)	3,750,000	3,750,000

University of Massachusetts Building Authority Project
Revenue Refunding, (Senior), Series 1 (Depfa Floating
Certificates, Series 2008-27) (AMBAC Insured),
2.730%, VRD(1),(2)	13,345,000	13,345,000

		119,355,000

Michigan—2.66%
Detroit Water Supply (JP Morgan PUTTERs,
Series 2145) (FSA Insured),
2.510%, VRD(1),(2)	20,200,000	20,200,000

Detroit Water Supply System (Second Lien, Series B) (FSA Insured),
2.350%, VRD	6,800,000	6,800,000

Eastern Michigan University Revenues Refunding,
2.450%, VRD	13,000,000	13,000,000

Michigan Hospital Finance Authority
Revenue (Ascension Health Credit), Series B,
2.450%, VRD	9,800,000	9,800,000

Michigan State Hospital Finance Authority
Revenue (Ascension Health Senior Credit),
Series B-4,
2.450%, VRD	10,500,000	10,500,000

Series B-6,
2.450%, VRD	10,000,000	10,000,000

		70,300,000

Minnesota—1.37%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program), Series B,
2.480%, VRD	1,685,000	1,685,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Systems (Children’s Health Care Facilities),
Series A (FSA Insured),
2.630%, VRD	$5,000,000	$5,000,000

Series B (FSA Insured),
2.630%, VRD	8,275,000	8,275,000

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Systems (Children’s
Hospitals Clinics), Series A-II (FSA Insured),
2.630%, VRD	5,000,000	5,000,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
2.600%, VRD	6,250,000	6,250,000

Series D,
1.680%, VRD	10,000,000	10,000,000

		36,210,000

Mississippi—0.90%
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project)
Series B,
2.450%, VRD	4,500,000	4,500,000

Series C,
2.700%, VRD	9,200,000	9,200,000

Mississippi Development Bank Special Obligation (East
Mississippi Correctional), Series B,
2.450%, VRD	10,000,000	10,000,000

		23,700,000

Missouri—2.95%
Missouri Health & Educational Facilities Authority
Revenue (Ascension Health), Series C-2,
1.750%, VRD	17,500,000	17,500,000

Missouri Health & Educational Facilities Authority
Revenue (Washington University),
Series A,
2.500%, VRD	29,555,000	29,555,000

Series B,
2.750%, VRD	4,500,000	4,500,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
2.650%, VRD	$22,300,000	$22,300,000

Series B,
2.650%, VRD	4,200,000	4,200,000

		78,055,000

Montana—0.14%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
2.850%, VRD	3,800,000	3,800,000

Nebraska—0.66%
Lancaster County Hospital Authority Health Facilities
Revenue (Immanuel Health System), Series A,
2.650%, VRD	3,785,000	3,785,000

Nebraska Public Power District Revenue (FSA Insured),
2.510%, VRD(1)	13,660,000	13,660,000

		17,445,000

Nevada—0.92%
Clark County Airport Revenue, Series A (ABN AMRO MuniTops
Certificates Trust, Series 2005-56) (AMBAC Insured),
2.510%, VRD(1),(2)	9,995,000	9,995,000

Clark County Airport Revenue (Systems-Sub Lien), Series D-3,
2.560%, VRD	14,350,000	14,350,000

		24,345,000

New Hampshire—0.94%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
Series A,
2.700%, VRD	5,500,000	5,500,000

Series B,
2.700%, VRD	17,800,000	17,800,000

New Hampshire Health & Educational Facilities Authority
Revenue (Exeter Hospital Obligor Group), Series B,
2.350%, VRD	1,425,000	1,425,000

		24,725,000

New Jersey—0.19%
New Jersey Tax and Revenue Anticipation Notes,
4.500%, due 06/24/08	5,000,000	5,006,328

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

New Mexico—0.98%
New Mexico Finance Authority Revenue (JP Morgan
PUTTERs, Series 2287) (MBIA Insured),
2.580%, VRD(1),(2)	$5,270,000	$5,270,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien), Subseries B-1,
2.150%, VRD	10,700,000	10,700,000

New Mexico Hospital Equipment Loan Council Hospital
Revenue (Presbyterian Healthcare), Series A (FSA Insured),
2.100%, VRD	10,000,000	10,000,000

		25,970,000

New York—1.09%
New York City (Fiscal 2008), Subseries J-6,
2.530%, VRD	15,885,000	15,885,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
2.420%, VRD(1),(2)	4,795,000	4,795,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (Second Generation), Series 2008-BB-3,
2.500%, VRD	8,200,000	8,200,000

		28,880,000

North Carolina—4.09%
Forsyth County School, Series B,
2.380%, VRD	13,670,000	13,670,000

Mecklenburg County Certificates of Participation,
2.380%, VRD	9,600,000	9,600,000

2.450%, VRD	4,950,000	4,950,000

Mecklenburg County, Series A,
2.380%, VRD	6,010,000	6,010,000

North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Warren Wilson College),
2.450%, VRD	8,800,000	8,800,000

North Carolina Capital Facilities Finance Agency
Student Revenue (Housing Facilities-Wolfpack Club), Series A,
2.410%, VRD	4,440,000	4,440,000

North Carolina (Public Improvement), Series G,
2.400%, VRD	18,545,000	18,545,000

North Carolina State Refunding, Series E,
2.550%, VRD	8,800,000	8,800,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Union County, Series A,
2.370%, VRD	$8,280,000	$8,280,000

University of North Carolina Hospital Chapel Hill
Revenue, Series B,
2.550%, VRD	13,150,000	13,150,000

University of North Carolina Revenues (Citigroup
ROCS, Series RR-II-R-11292),
2.430%, VRD(1),(2)	3,090,000	3,090,000

Wake County (School), Series B,
2.370%, VRD	6,390,000	6,390,000

Wake County, Series B,
2.370%, VRD	2,300,000	2,300,000

		108,025,000

Ohio—2.81%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
2.430%, VRD(1),(2)	6,000,000	6,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
2.510%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue, Series B,
2.500%, VRD	3,530,000	3,530,000

Ohio (Common Schools), Series D,
2.550%, VRD	20,000,000	20,000,000

Ohio State University General Receipts, Series B,
3.100%, VRD	30,800,000	30,800,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy
General Corp.), Series A,
2.550%, VRD	6,135,000	6,135,000

University of Cincinnati General Receipts, Series B,
2.450%, VRD	5,000,000	5,000,000

		74,265,000

Oklahoma—2.16%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
2.450%, VRD	14,900,000	14,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Oklahoma—(concluded)
Oklahoma State Turnpike Authority Turnpike Revenue
Refunding (Second Senior),
Series B,
2.050%, VRD	$6,670,000	$6,670,000

Series C,
2.050%, VRD	9,405,000	9,405,000

Series E,
2.510%, VRD	14,900,000	14,900,000

Tulsa County Industrial Authority Capital Improvements
Revenue (Capital Improvement), Series B (FSA Insured),
5.000%, due 05/15/08	3,035,000	3,039,476

Tulsa County Industrial Authority Revenue (First Meeting
Montercau), Series A,
2.620%, VRD	8,225,000	8,225,000

		57,139,476

Oregon—0.05%
Medford Hospital Facilities Authority Revenue
(Cascade Manor Project),
2.650%, VRD	1,200,000	1,200,000

Pennsylvania—5.52%
Allegheny County Industrial Development Authority
Revenue (United Jewish Federation), Series B,
2.380%, VRD	3,375,000	3,375,000

Beaver County Industrial Development Authority Pollution
Control Revenue Refunding (FirstEnergy Generation),
2.550%, VRD	10,000,000	10,000,000

Emmaus General Authority Revenue (FSA Insured),
2.650%, VRD	32,045,000	32,045,000

Geisinger Authority Health Systems
(Geisinger Health Systems),
Series B,
2.620%, VRD	6,400,000	6,400,000

Series C,
2.620%, VRD	985,000	985,000

Philadelphia Authority For Industrial Development
Revenues (Regional Performing Arts Center Project),
2.550%, VRD	865,000	865,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital Project),
Series A,
2.550%, VRD	$1,100,000	$1,100,000

Series B,
2.620%, VRD	15,300,000	15,300,000

Philadelphia Water & Wastewater Revenue
Refunding (FSA Insured),
2.500%, VRD	7,840,000	7,840,000

Philadelphia Water & Wastewater Revenue Refunding,
Series B (FSA Insured),
2.500%, VRD	5,500,000	5,500,000

Pittsburgh & Allegheny County Passports & Exhibition
Authority Commonwealth, Series A (FSA Insured),
2.390%, VRD	10,000,000	10,000,000

Somerset County (FSA Insured),
2.380%, VRD	6,645,000	6,645,000

State Public School Building Authority Revenue
(Albert Gallatin Area School) (FSA Insured),
2.380%, VRD	5,000,000	5,000,000

University of Pittsburgh of the Commonwealth System of
Higher Education Refunding (University Capital Project),
Series B,
2.310%, VRD	11,500,000	11,500,000

University of Pittsburgh of the Commonwealth Systems of Higher
Education Refunding (University Capital Project),
Series A,
2.490%, VRD	20,900,000	20,900,000

Series B,
2.310%, VRD	5,000,000	5,000,000

Wilkes Barre, Series B,
2.380%, VRD	3,250,000	3,250,000

		145,705,000

South Carolina—0.38%
Richland County School District No. 001 (ABN AMRO
MuniTops Certificates Trust, Series 2003-29) (FSA Insured),
2.450%, VRD(1),(2)	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Tennessee—2.34%
Chattanooga Health Educational & Housing Facility Board
Revenue Refunding (Siskin Rehabilitation Project),
2.550%, VRD	$2,945,000	$2,945,000

Clarksville Public Building Authority Revenue Pooled
Financing (Tennessee Municipal Bond Fund),
2.450%, VRD	14,700,000	14,700,000

2.550%, VRD	825,000	825,000

Memphis Electric Systems Revenue (JP Morgan PUTTERs,
Series 378) (MBIA Insured),
2.580%, VRD(1),(2)	12,710,000	12,710,000

Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A,
1.850%, VRD	12,460,000	12,460,000

Metropolitan Government Nashville & Davidson
County, Series A,
2.300%, VRD	3,900,000	3,900,000

Shelby County Public Improvement and School, Series B,
2.300%, VRD	5,800,000	5,800,000

Shelby County Refunding, Series C,
2.300%, VRD	8,350,000	8,350,000

		61,690,000

Texas—8.33%
Alamo Community College District (Citigroup ROCS,
Series RR-II-R-883WF) (FGIC Insured),
2.480%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue (Morgan
Stanley Floater Certificates, Series 1281) (AMBAC Insured),
2.930%, VRD(1),(2)	7,500,000	7,500,000

Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust,
Series 2007-20) (PSF-GTD),
2.440%, VRD(1),(2)	10,005,000	10,005,000

Comal Independent School District (Morgan Stanley
Floater Certificates, Series 2593) (PSF-GTD),
2.480%, VRD(1),(2)	4,550,000	4,550,000

Copperas Cove Independent School District (Wachovia
Bank Merlots), Series D46 (PSF-GTD),
2.720%, VRD(1),(2)	5,400,000	5,400,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Cypress-Fairbanks Independent School District (Citigroup
ROCS, Series RR-II-R-11325) (PSF-GTD),
2.430%, VRD(1),(2)	$4,000,000	$4,000,000

Dallas Waterworks & Sewer Systems Revenue (JP Morgan
PUTTERs, Series 1800B) (AMBAC Insured),
2.680%, VRD(1),(2)	4,025,000	4,025,000

Garland Independent School District (Wachovia Bank
Merlots), Series D44 (PSF-GTD),
2.720%, VRD(1),(2)	5,200,000	5,200,000

Gulf Coast Waste Disposal Authority Pollution Control
Revenue Refunding (AMOCO Oil),
2.600%, VRD	5,500,000	5,500,000

Harris County Health Facilities Development Corp.
Hospital Revenue Refunding (Texas Children’s
Hospital), Series 3,
2.100%, VRD	5,000,000	5,000,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems), Series A-1,
2.650%, VRD	21,000,000	21,000,000

Harris County Refunding (Toll Road Sub Lien), (Pre-refunded
with US Government Securities to 08/01/08 @ 100)
5.000%, due 08/01/08	6,000,000	6,034,951

Houston (JP Morgan PUTTERs),
Series 2231, (FSA Insured),
2.510%, VRD(1),(2)	6,205,000	6,205,000

Series 450, (MBIA Insured),
2.580%, VRD(1),(2)	9,135,000	9,135,000

Lower Colorado River Authority Revenue Refunding
(Unrefunded Balance-2008), Series B (FSA Insured),
6.000%, due 05/15/08	2,375,000	2,378,976

Lower Neches Valley Authority Industrial Development
Corp. Exempt Facilities Revenue Refunding
(ExxonMobil Project), Series A-2,
2.600%, VRD	1,900,000	1,900,000

Manor Independent School District (Citigroup ROCS,
Series RR-II-R-11178) (PSF-GTD),
2.430%, VRD(1),(2)	4,920,000	4,920,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
North Central Texas Health Facility Development Corp. Hospital
Revenue (Baylor Health Care System Project), Series A,
2.450%, VRD	$10,000,000	$10,000,000

Northwest Independent School District (Citigroup ROCS,
Series RR-II-R-11220) (PSF-GTD),
2.430%, VRD(1),(2)	3,595,000	3,595,000

Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured),
2.580%, VRD(1),(2)	13,535,000	13,535,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
2.550%, VRD	900,000	900,000

San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
2.510%, VRD(1),(2)	4,300,000	4,300,000

San Antonio Electric & Gas (Morgan Stanley Floater
Certificates, Series 2510),
2.430%, VRD(1),(2)	5,000,000	5,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
2.730%, VRD	4,000,000	4,000,000

San Antonio (Wachovia Bank Merlots), Series D-71,
2.820%, VRD(1),(2)	2,150,000	2,150,000

Southwest Higher Education Authority, Inc.
(Southern Methodist University),
2.630%, VRD	4,715,000	4,715,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
2.430%, VRD(1),(2)	6,215,000	6,215,000

Texas (JP Morgan PUTTERs),
Series 2337,
2.510%, VRD(1),(2)	2,955,000	2,955,000

Series 2481,
2.510%, VRD(1),(2)	2,200,000	2,200,000

Series 2491,
2.510%, VRD(1),(2)	3,050,000	3,050,000

Series 2492,
2.510%, VRD(1),(2)	4,300,000	4,300,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs),
Series 2293,
2.510%, VRD(1),(2)	2,195,000	2,195,000

Series 2563,
2.510%, VRD(1),(2)	4,000,000	4,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Travis County Certificates of Obligation,
3.500%, due 03/01/09	$2,450,000	$2,481,139

Tyler Health Facilities Development Corp. Hospital
Revenue (Mother Frances Hospital), Series B,
2.450%, VRD	13,100,000	13,100,000

University of Texas University Revenues
(Financing Systems), Series B,
2.200%, VRD	20,900,000	20,900,000

		220,095,066

Utah—1.01%
Intermountain Power Agency Power Supply Revenue
Refunding, Series A (MBIA Insured),
6.000%, due 07/01/08	4,200,000	4,217,291

Jordan School District (Pre-refunded with US
Government Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,038,232

Utah Transit Authority Sales Tax Revenue (Morgan
Stanley Floater Certificates, Series 2599),
2.430%, VRD(1),(2)	13,945,000	13,945,000

Utah Transit Authority Sales Tax Revenue, Subseries A,
2.750%, VRD	5,500,000	5,500,000

Weber County Hospital Revenue (IHC Health Services), Series C
2.650%, VRD	900,000	900,000

		26,600,523

Vermont—0.36%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project), Series A,
3.400%, VRD	9,605,000	9,605,000

Virginia—1.22%
Charlottesville Industrial Development Authority
Educational Facilities Revenue (University of
Virginia Foundation Projects), Series A,
2.380%, VRD	11,540,000	11,540,000

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
2.600%, VRD	3,325,000	3,325,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)
Roanoke Industrial Development Authority Hospital
Revenue (Carilion Health Systems), Series B-2,
2.540%, VRD	$14,000,000	$14,000,000

Virginia State, Series B,
5.000%, due 06/01/08	3,285,000	3,290,755

		32,155,755

Washington—4.78%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.510%, VRD(1),(2)	6,600,000	6,600,000

Series 2643Z,
2.510%, VRD(1),(2)	4,995,000	4,995,000

Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (Wachovia Bank Merlots),
Series D76 (FSA Insured),
2.820%, VRD(1),(2)	5,000,000	5,000,000

Central Puget Sound Regional Transportation Authority
Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.930%, VRD(1),(2)	11,555,000	11,555,000

Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
2.680%, VRD(1),(2)	15,735,000	15,735,000

King County (JP Morgan PUTTERs, Series 1184) (FGIC Insured),
2.680%, VRD(1),(2)	8,340,000	8,340,000

King County Sewer Revenue (Junior Lien), Series A,
2.550%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
2.480%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001,
Electric Revenue Refunding (Generation Systems),
Series A (FSA Insured),
2.500%, VRD	7,790,000	7,790,000

University of Washington University Revenues (Bank of
America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
2.510%, VRD(1),(2)	6,665,000	6,665,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
Washington Health Care Facilities Authority Revenue
(Multicare Health Systems), Series D (FSA Insured),
2.650%, VRD	$4,050,000	$4,050,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
2.580%, VRD	7,720,000	7,720,000

Washington Motor Vehicle Fuel Tax, Series B (Depfa
Floating Certificates Series 3003),
2.500%, VRD(1),(2)	3,750,000	3,750,000

Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.480%, VRD(1),(2)	4,995,000	4,995,000

Series-RR-II-R-12220),
2.420%, VRD(1),(2)	4,800,000	4,800,000

Washington State Housing Finance Commission
Nonprofit Housing Revenue (Franke Tobey Jones Project),
2.360%, VRD	1,000,000	1,000,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Rockwood Retirement Program), Series A,
2.360%, VRD	1,875,000	1,875,000

Washington State Housing Finance Commission Nonprofit
Revenue (Bush School Project),
2.440%, VRD	6,700,000	6,700,000

Washington State Housing Finance Commission Nonprofit
Revenue (Seattle Art Museum Project),
2.400%, VRD	11,600,000	11,600,000

Washington State Housing Finance Commission Nonprofit
Revenue Refunding (YMCA Snohomish County Project),
2.450%, VRD	730,000	730,000

		126,265,000

Wisconsin—0.14%
Wisconsin Clean Water Revenue (JP Morgan PUTTERs,
Series 2531),
2.510%, VRD(1),(2)	3,785,000	3,785,000

Wyoming—0.16%
Sweetwater County Hospital Revenue (Memorial
Hospital Project), Series A,
2.580%, VRD	3,530,000	3,530,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Wyoming—(concluded)
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series B,
2.850%, VRD	$600,000	$600,000

		4,130,000

Total municipal bonds and notes (cost—$1,960,153,259)		1,960,153,259

Tax-exempt commercial paper—17.62%

Arizona—0.87%
Phoenix Civic Improvement Corp. Water Systems,
1.450%, due 05/07/08	14,000,000	14,000,000

Salt River Agricultural Improvement District,
1.450%, due 05/06/08	9,000,000	9,000,000

		23,000,000

Connecticut—0.40%
Yale University,
1.300%, due 05/12/08	5,000,000	5,000,000

1.250%, due 06/09/08	5,660,000	5,660,000

		10,660,000

District of Columbia—0.35%
Washington D.C. Metro Area Transit Authority,
1.400%, due 05/07/08	1,300,000	1,300,000

1.450%, due 06/05/08	8,000,000	8,000,000

		9,300,000

Florida—0.21%
Jacksonville Electric Authority,
1.420%, due 07/07/08	5,500,000	5,500,000

Georgia—1.19%
Emory University,
1.630%, due 06/05/08	10,000,000	10,000,000

Municipal Electric Authority of Georgia,
1.450%, due 05/16/08	7,000,000	7,000,000

2.200%, due 05/27/08	14,500,000	14,500,000

		31,500,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—1.84%
Evanston Hospital,
1.650%, due 05/15/08	$10,000,000	$10,000,000

1.800%, due 07/10/08	15,000,000	15,000,000

1.450%, due 07/17/08	10,000,000	10,000,000

Illinois Educational Facilities Authority (Pooled Finance),
1.350%, due 06/09/08	7,700,000	7,700,000

Illinois Educational Facilities Authority Revenue,
1.100%, due 05/22/08	6,000,000	6,000,000

		48,700,000

Maryland—2.40%
Baltimore County,
1.000%, due 05/07/08	1,000,000	1,000,000

1.350%, due 06/04/08	25,000,000	25,000,000

1.450%, due 06/04/08	5,000,000	5,000,000

John Hopkins Hospital,
1.300%, due 05/06/08	6,000,000	6,000,000

1.350%, due 06/02/08	18,933,000	18,933,000

1.400%, due 06/05/08	7,400,000	7,400,000

		63,333,000

Massachusetts—1.03%
Boston Water & Sewer,
0.950%, due 05/06/08	4,600,000	4,600,000

Massachusetts Water Authority,
1.270%, due 06/06/08	12,000,000	12,000,000

1.300%, due 07/09/08	7,500,000	7,500,000

State of Massachusetts,
1.350%, due 05/12/08	3,000,000	3,000,000

		27,100,000

Minnesota—0.76%
Mayo Clinic,
1.150%, due 06/11/08	10,000,000	10,000,000

1.450%, due 06/16/08	10,000,000	10,000,000

		20,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Nebraska—0.26%
Nebraska Public Power District,
1.350%, due 05/12/08	$2,000,000	$2,000,000

Omaha Public Power District,
1.150%, due 05/09/08	5,000,000	5,000,000

		7,000,000

Nevada—0.23%
Las Vegas Convention Center,
2.250%, due 05/19/08	6,000,000	6,000,000

New York—0.76%
New York City Municipal Water Authority,
1.950%, due 05/01/08	10,000,000	10,000,000

2.250%, due 05/01/08	10,000,000	10,000,000

		20,000,000

Ohio—0.38%
Case Western University,
1.080%, due 06/11/08	10,000,000	10,000,000

Oklahoma—0.11%
Oklahoma City Water Utilities,
1.450%, due 05/06/08	3,000,000	3,000,000

Pennsylvania—0.57%
Montgomery County,
1.300%, due 05/19/08	15,000,000	15,000,000

South Carolina—0.46%
South Carolina Public Service,
1.400%, due 05/21/08	12,090,000	12,090,000

Tennessee—1.13%
State of Tennessee,
1.100%, due 06/12/08	10,000,000	10,000,000

Tennessee State School Bond Authority,
1.400%, due 06/03/08	10,000,000	10,000,000

1.370%, due 06/10/08	10,000,000	10,000,000

		30,000,000

Texas—3.46%
City of Houston,
1.380%, due 06/03/08	20,000,000	20,000,000

Dallas Area Rapid Transit,
1.500%, due 05/14/08	5,000,000	5,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Harris County,
1.200%, due 05/09/08	$2,675,000	$2,675,000

Harris County Metro Transit Authority,
2.250%, due 06/12/08	30,000,000	30,000,000

Harris County Toll Road,
1.400%, due 07/08/08	4,740,000	4,740,000

Texas Public Finance Authority,
1.500%, due 05/19/08	9,000,000	9,000,000

University of Texas,
1.430%, due 06/06/08	10,000,000	10,000,000

2.800%, due 06/06/08	10,000,000	10,000,000

		91,415,000

Washington—1.21%
King County Sewer Revenue,
1.380%, due 06/03/08	6,400,000	6,400,000

1.450%, due 06/05/08	18,000,000	18,000,000

Port of Seattle,
1.000%, due 05/07/08	2,500,000	2,500,000

1.250%, due 05/07/08	5,000,000	5,000,000

		31,900,000

Total tax-exempt commercial paper (cost—$465,498,000)		465,498,000

	Number of
	shares

Money market funds(3)—7.27%

AIM Tax Free Investments,
2.320%	85,300,000	85,300,000

Blackrock Provident Municipal Fund,
2.465%	106,900,000	106,900,000

Total money market funds (cost—$192,200,000)		192,200,000

Total investments (cost—$2,617,851,259
which approximates cost for federal
income tax purposes)—99.08%		2,617,851,259

Other assets in excess of liabilities—0.92%		24,264,300

Net assets—100.00%		$2,642,115,559

Tax-Free Master Fund

Statement of net assets—April 30, 2008

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 16.66% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rates shown reflect yield at April 30, 2008.
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2008 and reset periodically.

Weighted average maturity—23 days

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “ feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “ Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,020.20	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,014.60	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,013.50	$0.00	0.00%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.86	0.00	0.00

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	51 days

Net assets (bln)	$13.9

Portfolio composition(2)	04/30/08

Commercial paper	41.3%

US government agency obligations	14.7

Certificates of deposit	14.3

Short-term corporate obligations	13.6

Money market funds	9.1

Repurchase agreements	8.6

Time deposit	2.3

US master note	2.2

Bank notes	1.6

Funding agreement	1.1

Other assets less liabilities	(8.8)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	17 days

Net assets (bln)	$ 6.7

Portfolio composition(2)	04/30/08

Repurchase agreements	74.8%

US government obligations	25.2

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	23 days

Net assets (bln)	$ 2.6

Portfolio composition(2)	04/30/08

Municipal bonds and notes	74.2%

Tax-exempt commercial paper	17.6

Money market funds	7.3

Other assets less liabilities	0.9

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the period
August 28, 2007(1) to
April 30, 2008

Prime Master Fund
Investment income:
Interest	$357,780,848

Securities lending income (includes $33,826 earned
from an affiliated entity)	2,000,056

359,780,904

Expenses:
Investment advisory and administration fees	8,248,769

Trustees’ fees	48,294

Net expenses	8,297,063

Net investment income	351,483,841

Net realized gain from investment activities	2,834

Net increase in net assets resulting from operations	$351,486,675

Treasury Master Fund
Investment income:
Interest	$91,327,275

Securities lending income	470,396

91,797,671

Expenses:
Investment advisory and administration fees	2,978,546

Trustees’ fees	21,821

Net expenses	3,000,367

Net investment income	88,797,304

Net realized gain from investment activities	392,560

Net increase in net assets resulting from operations	$89,189,864

Tax-Free Master Fund
Investment income:
Interest	$33,049,081

Expenses:
Investment advisory and administration fees	1,198,014

Interest expense	14,499

Trustees’ fees	12,804

1,225,317

Less: Feewaiver by advisor	(1,210,818)

Net expenses	14,499

Net investment income	33,034,582

Net realized gain from investment activities	324,901

Net increase in net assets resulting from operations	$33,359,483

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

For the period
August 28, 2007(1)
to April 30, 2008

Prime Master Fund

From operations:
Net investment income	$351,483,841

Net realized gain from investment activities	2,834

Net increase in net assets resulting from operations	351,486,675

Net increase in net assets from beneficial interest transactions	13,596,614,184

Net increase in net assets	13,948,100,859

Net assets:
Beginning of period	—

End of period	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$88,797,304

Net realized gain from investment activities	392,560

Net increase in net assets resulting from operations	89,189,864

Net increase in net assets from beneficial interesttransactions	6,622,194,093

Net increase in net assets	6,711,383,957

Net assets:
Beginning of period	—

End of period	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$33,034,582

Net realized gain from investment activities	324,901

Net increase in net assets resulting from operations	33,359,483

Net increase in net assets from beneficial interest transactions	2,608,756,076

Net increase in net assets	2,642,115,559

Net assets:
Beginning of period	—

End of period	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the period
	August 28, 2007(1)
	to April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$13,948,101

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$6,711,384

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)

Net investment income to average net assets	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2008, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,116,193, $563,925 and $202,005, respectively, for investment advisory and administration fees.

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through August 31, 2008. At April 30, 2008, UBS Global AM owed Tax-Free Master Fund $206,411 for fee waivers. For the period ended April 30, 2008, UBS Global AM voluntarily waived $1,210,818.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended April 30, 2008, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$10,552,435,592

Treasury Master Fund	97,058,000,000

Tax-Free Master Fund	1,462,560,880

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC is the Master Funds’ lending agent. For the period ended April 30, 2008, UBS Securities LLC earned $378,028 and $114,864, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At April 30, 2008, Prime Master Fund and Treasury Master Fund owed UBS Securities LLC $111,456 and $22,094, respectively, in compensation for services as its lending agent. Tax-Free Master Fund did not loan any securities during the period ended April 30, 2008.

At April 30, 2008, the Prime Master Fund and Treasury Master Fund had securities on loan having a market value of $1,236,138,362 and $1,237,393,750, respectively. Treasury Master Fund’s custodian held US government securities having an aggregate value of $1,255,880,764 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

$40,150	US Treasury Inflation Index Bond	02/15/15	11.250%	$60,371,495

741,360	US Treasury Inflation Index Bond	01/15/25	2.375	885,747,125

40,000	US Treasury Inflation Index Bond	04/15/28	3.625	65,947,286

157,315	US Treasury Principal Strip	11/15/21	8.000	85,500,703

130,250	US Treasury Principal Strip	11/15/27	6.125	52,060,925

295,970	US Treasury Principal Strip	05/15/30	6.250	106,253,230

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the period ended April 30, 2008, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $11,434,153 for 11 days with a related weighted average annualized interest rate of 4.15%, which resulted in $14,499 of interest expense.

Other liabilities
At April 30, 2008, the Master Funds had the following liabilities outstanding*:

	Other	Payable for cash
	accrued	collateral from
	expenses	securities loaned

Prime Master Fund	—	$1,263,412,698

Tax-Free Master Fund	$580	—

*	Excludes investment advisory and administration fees and securities lending fees payable.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Beneficial interest transactions

For the
period ended
Prime Master Fund	April 30, 2008*

Contributions	$28,835,187,449

Withdrawals	(15,238,573,265)

Net increase in beneficial interest	$13,596,614,184

For the
period ended
Treasury Master Fund	April 30, 2008*

Contributions	$11,602,791,250

Withdrawals	(4,980,597,157)

Net increase in beneficial interest	$6,622,194,093

For the
period ended
Tax-Free Master Fund	April 30, 2008*

Contributions	$5,538,506,447

Withdrawals	(2,929,750,371)

Net increase in beneficial interest	$2,608,756,076

*	The Master Fund commenced operations on August 28, 2007.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from August 28, 2007 (commencement of operations) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2008, and the results of their operations, the changes in their net assets and the financial highlights for period from August 28, 2007 to April 30, 2008, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2008

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

(This page has been left blank intentionally)

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Board of Trustees & Officers
 The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Registration Statement contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg; †† 66 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 2007	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 73 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 2007	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 67 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 61 McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 2007	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 67 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 48 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She has also served on the board of the Hoover Institution (executive committee) (1995–2000 and 2001–2007).

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	In fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2007	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 42	Vice President and Treasurer	Since 2007	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 43	Vice President and Assistant Treasurer	Since 2007	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 50	Vice President and Secretary	Since 2007	Mr. Kemper is general counsel of UBS Global Asset Management—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 40	Vice President and Assistant Treasurer	Since 2007	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 37	Vice President and Assistant Secretary	Since 2007	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 38	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since October 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 46	Vice President and Chief Compliance Officer	Since 2007	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 42	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 34	Vice President	Since 2007	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of two investment companies (consisting of fourteen portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 42	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 51	Vice President and Chief Operating Officer	Since 2007	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 49	President	Since 2007	Mr. Sotorp is Head–Americas for UBS Global Asset Management (since 2004); a member of the board of Adams Street Partners, LLC (since 2008); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 102 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Welleris a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
 51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal year ended April 30, 2008, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $120,000.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In the fiscal year ended April 30, 2008, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audit of the financial statements, but not reported as audit fees, were approximately $7,500.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2007 semiannual financial statements and (2) review of the consolidated 2006 report on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal year indicated above.

(c)	Tax Fees:
In the fiscal year ended April 30, 2008, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $0.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal year indicated above.

(d)	All Other Fees:
In the fiscal year ended April 30, 2008, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal year indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through May 2007)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

...

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal year ended April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal year ended April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal year ended April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal year ended April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal year ended April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal year ended April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended April 30, 2008, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal year ended April 30, 2008, the aggregate fees billed by E&Y of $1,299,425, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for the fiscal year of the registrant is shown in the table below:

		2008
	Covered Services	$7,500
	Non-Covered Services	1,291,925

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is attached hereto as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 30, 2008